Derivative Financial Instruments and Hedging - Schedule of Derivative Instruments Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives	$ 9.7	$ (6.4)	$ 14.3
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives	7.4	(4.9)
Cost of Sales and Interest Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	3.1	8.9
Nickel and other raw material contracts [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives	11.3	(6.4)
Nickel and other raw material contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	3.9	7.7
Natural gas contracts [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives	(4.0)	1.5
Natural gas contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(0.9)	0.4
Foreign Exchange Contract [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives	1.0	0.5
Foreign Exchange Contract [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0.5	1.0
Interest Rate Swap [Member] | Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives	(0.9)	(0.5)
Interest Rate Swap [Member] | Interest Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ (0.4)	$ (0.2)